EXPLORATION AND EVALUATION ASSET HELD FOR SALE	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets Held For Sale [Abstract]
EXPLORATION AND EVALUATION ASSET HELD FOR SALE [Text Block]

7. Exploration and Evaluation Asset Held for Sale

In December 2023, the Company entered into an agreement with a third party for the sale of Loncor's Makapela property within the Ngayu project for a cash price of $10,000,000. As a result, the Ngayu project was reclassified to Exploration and Evaluation Asset Held for Sale as at December 31, 2023.

The Company received $1,500,000 as an advance payment towards the sale during 2023 and the balance totaling $8,500,000, was to be paid under the agreement upon completion of various milestones as defined in the agreement. As a result of this transaction and the relinquishment of all the remaining Ngayu properties, an impairment loss of $8,166,464 was recorded in the consolidated statement of loss and comprehensive loss for the year ended December 31, 2023.

As at December 31, 2024 the sale of Loncor's Makapela property had been completed and $500,000 remains outstanding and is included in prepaid expenses and accounts receivable (Note 5).